UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	October 22, 2015 to November 21, 2015

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466

Central Index Key Number of issuing entity:	0001290098

Synchrony Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945, 333-181466-01

Central Index Key Number of depositor:	0001226006

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd, Building B, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2010-2, Class A	|__|	|__|	|_X_|	___________
Series 2011-2, Class A	|__|	|__|	|_X_|	___________
Series 2011-2, Class B	|__|	|__|	|_X_|	___________
Series 2012-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-2, Class B	|__|	|__|	|_X_|	___________
Series 2012-3, Class A	|__|	|__|	|_X_|	___________
Series 2012-3, Class B	|__|	|__|	|_X_|	___________
Series 2012-6, Class A	|__|	|__|	|_X_|	___________
Series 2012-6, Class B	|__|	|__|	|_X_|	___________
Series 2012-7, Class A	|__|	|__|	|_X_|	___________
Series 2012-7, Class B	|__|	|__|	|_X_|	___________
Series 2013-1, Class A	|__|	|__|	|_X_|	___________
Series 2013-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class A	|__|	|__|	|_X_|	___________
Series 2014-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class C	|__|	|__|	|_X_|	___________
Series 2015-1, Class A	|__|	|__|	|_X_|	___________
Series 2015-1, Class B	|__|	|__|	|_X_|	___________
Series 2015-1, Class C	|__|	|__|	|_X_|	___________
Series 2015-2, Class A	|__|	|__|	|_X_|	___________
Series 2015-2, Class B	|__|	|__|	|_X_|	___________
Series 2015-2, Class C	|__|	|__|	|_X_|	___________
Series 2015-3, Class A	|__|	|__|	|_X_|	___________
Series 2015-3, Class B	|__|	|__|	|_X_|	___________
Series 2015-4, Class A	|__|	|__|	|_X_|	___________

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11, 99.12 and the following tables.

A.	Composition of Trust Portfolio

The following tables summarize the trust portfolio by various criteria as of November 30, 2015 for each of the retailers included in the trust portfolio, except for the “Composition by FICO® Credit Score Range” table, which reflects receivables balances as of November 30, 2015, and the composition of accounts by FICO® credit score as most recently refreshed.

Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding.

For purposes of the tables in this section:

•	Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio in the period indicated.

•	Accounts is the number of accounts included in the trust portfolio as of the date or in the period indicated.

Composition by Retailer

Retailer	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
JCPenney	$3,098,928,735	20.0%	5,894,982	28.0%
Lowe’s	2,780,195,954	18.0%	2,241,469	10.6%
Wal-Mart (1)	1,926,904,648	12.4%	1,628,377	7.7%
Sam’s Club Dual Card	1,841,079,510	11.9%	1,480,201	7.0%
Sam’s Club(1)	1,619,590,716	10.5%	2,324,169	11.0%
Gap Family Dual Card(2)	1,537,224,005	9.9%	1,601,235	7.6%
Belk	915,362,049	5.9%	1,797,762	8.5%
Gap(3)	581,139,489	3.8%	1,734,844	8.2%
Chevron	334,463,470	2.2%	1,688,346	8.0%
JCPenney Dual Card	147,745,185	1.0%	102,346	0.5%
Other	703,952,793	0.0%	575,251	0.0%
Total	$15,486,586,554	100.0%	21,068,982	100.0%

(1)	Sam’s Club and Wal-Mart are affiliated retailers. Sam’s Club cards may also be used at Wal-Mart locations, and Wal-Mart cards may be used at Sam’s Club locations if the cardholder belongs to the club. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.

(2)	Figures presented for Gap Family Dual Card include Old Navy Dual Card, Gap Dual Card and Banana Republic Dual Card, which are affiliated retailers. Each of these retailers’ cards may be used at the locations of the other two.

(3)	Figures presented for Gap include Old Navy, Gap and Banana Republic, which are affiliated retailers. Each of these retailers’ cards may be used at the locations of the other two.

Composition by Account Balance

Account Balance Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Credit Balance	$(14,709,940)	(0.1%)	278,270	1.3%
No Balance	-	0.0%	7,841,229	37.2%
$0.01-$500.00	1,105,176,064	7.1%	6,661,022	31.6%
$500.01-$1,000.00	1,277,266,513	8.2%	1,758,570	8.3%
$1,000.01-$2,000.00	2,727,765,436	17.6%	1,879,928	8.9%
$2,000.01-$3,000.00	2,566,103,531	16.6%	1,045,999	5.0%
$3,000.01-$4,000.00	2,122,819,991	13.7%	613,175	2.9%
$4,000.01-$5,000.00	1,868,417,847	12.1%	416,031	2.0%
$5,000.01-$6,000.00	1,392,382,921	9.0%	254,691	1.2%
$6,000.01-$7,000.00	898,271,415	5.8%	139,017	0.7%
$7,000.01-$8,000.00	621,646,670	4.0%	83,422	0.4%
$8,000.01-$9,000.00	411,856,744	2.7%	48,675	0.2%
$9,000.01-$10,000.00	291,530,524	1.9%	30,786	0.1%
$10,000.01-$15,000.00	183,131,354	1.2%	16,337	0.1%
$15,000.01-$20,000.00	22,713,489	0.1%	1,356	0.0%
$20,000.01 or more	12,213,996	0.1%	474	0.0%
Total	$15,486,586,554	100.0%	21,068,982	100.0%

Composition by Credit Limit Range

Credit Limit Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
$0.01-$500.00	$132,152,941	0.9%	1,501,740	7.1%
$500.01-$1,000.00	362,865,273	2.3%	1,524,039	7.2%
$1,000.01-$2,000.00	1,349,518,921	8.7%	4,967,200	23.6%
$2,000.01-$3,000.00	1,815,916,709	11.7%	3,789,292	18.0%
$3,000.01-$4,000.00	1,728,118,171	11.2%	2,266,421	10.8%
$4,000.01-$5,000.00	2,126,245,285	13.7%	1,973,353	9.4%
$5,000.01-$6,000.00	2,012,089,067	13.0%	1,405,185	6.7%
$6,000.01-$7,000.00	1,327,221,780	8.6%	882,056	4.2%
$7,000.01-$8,000.00	1,413,368,594	9.1%	925,933	4.4%
$8,000.01-$9,000.00	922,455,955	6.0%	488,514	2.3%
$9,000.01-$10,000.00	1,716,721,942	11.1%	1,065,903	5.1%
$10,000.01 or more	579,911,916	3.7%	279,346	1.3%
Total	$15,486,586,554	100.0%	21,068,982	100.0%

Composition by Account Age Range

Account Age Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Up to 6 Months	$-	0.0%	-	0.0%
6 Months to 12 Months	-	0.0%	-	0.0%
Over 12 Months to 24 Months	-	0.0%	-	0.0%
Over 24 Months to 36 Months	14,938,588	0.1%	26,460	0.1%
Over 36 Months to 48 Months	1,062,974,233	6.9%	1,417,136	6.7%
Over 48 Months to 60 Months	1,210,639,864	7.8%	1,549,495	7.4%
Over 60 Months to 72 Months	1,268,828,318	8.2%	1,512,499	7.2%
Over 72 Months to 84 Months	1,206,384,724	7.8%	1,471,065	7.0%
Over 84 Months to 96 Months	1,412,045,198	9.1%	1,523,290	7.2%
Over 96 Months to 108 Months	1,406,455,763	9.1%	1,619,038	7.7%
Over 108 Months to 120 Months	1,095,222,333	7.1%	1,296,124	6.2%
Over 120 Months	6,809,097,532	44.0%	10,653,875	50.6%
Total	$15,486,586,554	100.0%	21,068,982	100.0%

Except for the applicable states listed below, no state accounted for more than 5% of the number of accounts or 5% of the total receivables balances, as applicable, as of November 30, 2015 for each of the retailers included in the trust portfolio.

Composition by Billing Address

Billing Address	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Texas	$1,493,603,770	9.6%	1,913,719	9.1%
California	1,218,884,226	7.9%	2,115,157	10.0%
Florida	994,072,014	6.4%	1,374,178	6.5%
North Carolina	844,981,256	5.5%	1,095,480	5.2%
New York	742,214,619	4.8%	1,059,895	5.0%
Other	10,192,830,670	65.8%	13,510,553	64.1%
Total	$15,486,586,554	100.0%	21,068,982	100.0%

Composition by Delinquency Status

Delinquency Status	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Current, Credit and Zero Balance	$14,474,541,204	93.5%	20,453,725	97.1%
1 – 29 Days	504,385,019	3.3%	369,177	1.8%
30 – 59 Days	153,183,701	1.0%	86,564	0.4%
60 – 89 Days	115,115,637	0.7%	55,358	0.3%
90 – 119 Days	93,060,880	0.6%	41,625	0.2%
120 – 149 Days	79,809,735	0.5%	34,433	0.2%
150 or More Days	66,490,378	0.4%	28,100	0.1%
Total	$15,486,586,554	100.0%	21,068,982	100.0%

Composition by FICO® Credit Score

A FICO® credit score is a measurement derived from a proprietary credit scoring method owned by Fair, Isaac & Company to determine the likelihood that credit users will pay their credit obligations in accordance with the terms of their accounts. Although Fair, Isaac & Company discloses only limited information about the variables it uses to assess credit risk, those variables likely include, but are not limited to, debt level, credit history, payment patterns (including delinquency experience) and level of utilization of available credit.  FICO® credit scores range from 300 to 850, and a borrower with a higher score is statistically expected to be less likely to default in payment than a borrower with a lower score.  FICO® credit scores for any one individual may be determined by up to three independent credit bureaus.  In determining whether to grant credit to a potential account holder, the bank uses a FICO® credit score as reported by one of the three major credit bureaus.  Therefore, certain FICO® credit scores for an individual account holder based upon information collected by other credit bureaus could be different from the FICO® credit score used by the bank.

FICO® credit scores are based on independent, third-party information, the accuracy of which we cannot verify.  FICO® credit scores were not developed specifically for use in connection with credit card accounts, but for consumer credit products in general.  The bank does not use standardized credit scores, such as a FICO® credit score, alone to determine the credit limit or other terms that are approved or applied on an account.  Rather, each application is scored based on the applicant’s credit bureau report using industry and proprietary credit models and bankruptcy scorecards.

FICO® credit scores of an individual may change over time, depending on the conduct of the individual, including the individual’s usage of his or her available credit, and changes in credit score technology used by Fair, Isaac & Company. To the extent available, FICO® credit scores are generally obtained at origination of the account and at least quarterly thereafter.  Because the composition of the accounts designated for the trust may change over time, this table is not necessarily indicative of FICO® credit scores at origination of the accounts or the composition of the accounts in the trust at any specific time thereafter.

The following table reflects receivables as of November 30, 2015, and the composition of accounts by FICO® credit score as most recently refreshed:

Composition by FICO® Credit Score Range

FICO® Credit Score Range(1)	Total Receivables Outstanding	Percentage of Total Receivables Outstanding
Less than or equal to 599	$994,060,906	6.4%
600 to 659	$2,857,256,808	18.4%
660 to 719	$6,102,494,074	39.4%
720 and above	$5,467,173,752	35.3%
No Score	$65,601,013	0.4%
Total	$15,486,586,554	100.0%

(1)	FICO® is a federally registered trademark of Fair, Isaac & Company.

B.	Receivables Performance

The following Cardholder Monthly Payment Rates table sets forth the highest and lowest cardholder monthly payment rates on the credit card accounts in the trust portfolio during any monthly period for the eleven months ended November 21, 2015 in each case calculated as a percentage of the principal receivables outstanding as of the first day of each monthly period during the period indicated. Because the future composition and performance of the trust portfolio will change over time, the table below is not indicative of the composition or performance of the trust portfolio at any subsequent time.

Cardholder Monthly Payment Rates

Eleven Months Ended November 21, 2015
Lowest Month	12.34%
Highest Month	13.87%
Monthly Average	13.20%

The Payment Status table in this section shows the average for all billing cycles in the period indicated of the payments made on the receivables that fall within each of the following categories: (1) less than minimum payment, (2) minimum payment, (3) greater than minimum payment, but less than full payment and (4) full payment or greater than full payment. For any billing cycle, the percentage of payments in each category is calculated by dividing the number of accounts with payments in that category by the total amount of all accounts that were required to make payments on the receivables.

Payment Status

Percentage of Accounts
Eleven Billing Cycles Ended in November 2015
Less than Minimum Payment	8.77%
Minimum Payment	16.54%
Greater than Minimum Payment, Less than Full Payment	40.36%
Full Payment or Greater than Full Payment	34.33%

The following tables set forth the aggregate delinquency and loss experience for cardholder payments on the credit card accounts in the trust portfolio for each of the dates or periods shown. Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding. We cannot assure you that the future delinquency and loss experience for the trust portfolio will be similar to the historical experience set forth below.

Loss Experience
(Dollars in Thousands)

Eleven Months Ended November 21,
2015
Average Principal Receivables Outstanding	$15,456,934
Gross Principal Charge-Offs	$910,775
Gross Principal Charge-Offs as a Percentage of Average Principal Receivables Outstanding (Annualized)	6.43%
Less: Recoveries	$129,296
Net Principal Charge-Offs	$781,479
Net Principal Charge-Offs as a Percentage of Average Principal Receivables Outstanding (Annualized)	5.52%
Gross Charge-Off Accounts	546,549
Average Accounts Outstanding	22,718,037
Gross Charge-Offs as a Percentage of Average Accounts Outstanding (Annualized)	2.62%

Receivables Delinquency Experience
(Dollars in Thousands)

	As of November 21,
	2015
	Receivables	Percentage of Receivables Outstanding
Receivables Outstanding	$15,232,742
Receivables Delinquent:
30-59 Days	153,075	1.00%
60-89 Days	115,224	0.76%
90-119 Days	91,034	0.60%
120-149 Days	78,246	0.51%
150-179 Days	69,141	0.45%
180 or More Days	264	0.00%
Total	$506,985	3.33%

Balance Reductions

The accounts in the trust portfolio may have balance reductions granted for a number of reasons, including merchandise refunds, returns, and fraudulent charges. For the twelve months ended November 21, 2015, the average monthly balance reduction rate for the approved portfolio of accounts attributable to such returns and fraud was 0.80%.

The net revenues collected from finance charges and fees related to accounts in the trust portfolio for each of the periods shown are set forth in the following table. Fees include late fees, pay by phone fees, over limit fees, balance transfer fees, cash advance fees and returned check fees. We cannot assure you that the future revenue experience for the receivables in the trust portfolio will remain similar to the historical experience set forth below.

Revenue Experience
(Dollars in Thousands)

Eleven Months Ended November 21,
2015
Average Principal Receivables Outstanding	$15,456,934
Collected Finance Charges and Fees	$3,654,283
Collected Finance Charges and Fees as a Percentage of Average Principal Receivables Outstanding (Annualized)	25.79%

C.	Compliance with Underwriting Criteria

The information set forth under the headings “Review of Pool Asset Disclosure” and “Compliance with Underwriting Criteria” in the Prospectus Supplement, dated as of September 25, 2015 (and filed on September 29, 2015) (the “Prospectus Supplement”) has not materially changed. The following information supplements such previously filed information:

•	Approximately 8% of all accounts reviewed by the Credit Solutions group when through a re-evaluation process between July 1, 2010 and September 30, 2015.

•	128,747 credit line decisions relating to accounts in the trust portfolio, including new origination and adjustments to existing credit lines, were received by the Credit Solutions group between July 1, 2010 and September 30, 2015.

•	Based on a review of the credit line decisions made by the Credit Solutions group between July 1, 2010 and September 30, 2015, the depositor has identified 748 credit line decisions relating to accounts in the trust portfolio as exceptions to the underwriting guidelines disclosed in the Prospectus Supplement and the accompanying prospectus. Some of these credit line decisions were granted at or under the designated maximum level permitted by the operating procedures, however such accounts were found to deviate from the disclosed underwriting guidelines for the sole reason that they lacked requisite manager pre-approval. The remainder of the exceptions were determined to be exceptions because the credit lines were found to be above the maximum level permitted by the operating procedures for those accounts. The aggregate balance of all trust accounts for which exceptions were identified represents less than 0.01% of the aggregate balance of the transferred receivables.

D.	Repurchase of Receivables

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by Synchrony Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period October 22, 2015 through November 21, 2015. The most recent Form ABS-15G filed by the Securitizer was filed on February 13, 2015. The CIK number of the Securitizer is 0001226006

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Inapplicable.

PART II - Other Information

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Issuance and Unregistered Sale of Series 2015-VFN1 Notes. On May 6, 2015, Synchrony Credit Card Master Note Trust (the “Trust”) issued $695,906,434 of Series 2015-VFN1 Class A Asset Backed Notes (the “2015-VFN1 Class A Notes”) and $154,093,566 of Series 2015-VFN1 Class B Asset Backed Notes (the “2015-VFN1 Class B Notes” and together with the 2015-VFN1 Class A Notes, “2015-VFN1 Notes”) in reliance upon the exemption from registration under the Securities Act of 1933, as amended. The initial principal amount of the 2015-VFN1 Class A Notes was $450,292,397, which amount may be increased from time to time, up to a maximum principal amount of $695,906,434. The initial principal amount of the 2015-VFN1 Class B Notes was $99,707,603, which amount may be increased from time to time, up to a maximum principal amount of $154,093,566. The 2015-VFN1 Notes will be sold at par value for cash, with no applicable underwriting discounts or commissions. The 2015-VFN1 Notes have an expected maturity date of February 15, 2018, which may be extended from time to time. Interest to be paid on the 2015-VFN1 Notes will be a floating rate which will generally be based on LIBOR.

Issuance and Unregistered Sale of Series 2015-VFN2 Notes. On November 19, 2015, Synchrony Credit Card Master Note Trust issued $500,000,000 of Series 2015-VFN2 Class A Asset Backed Notes (the “2015-VFN2 Class A Notes”) in reliance upon the exemption from registration under the Securities Act of 1933, as amended. The initial principal amount of the 2015-VFN2 Class A Notes was $0, which amount may be increased from time to time, up to a maximum principal amount of $500,000,000. The 2015-VFN2 Class A Notes will be sold at par value for cash, with no applicable underwriting discounts or commissions. The 2015-VFN2 Class A Notes have an expected maturity date of November 15, 2018, which may be extended from time to time. Interest to be paid on the 2015-VFN2 Class A Notes will be a floating rate which will generally be based on LIBOR.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to Report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Inapplicable.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Trust Performance

	Nov-15	Oct-15	Sep-15	3-Month Avg
Gross Trust Yield	26.43%	26.07%	26.76%	26.42%
Gross Charge-Off Rate	6.05%	5.96%	5.78%	5.93%
Net Charge Off excluding Fraud	4.88%	4.64%	4.49%	4.67%
Trust excess spread percentage	17.09%	16.74%	17.78%	17.20%
Payment Rate	13.87%	12.79%	13.03%	13.23%

Delinquency Data
1-29 Days Delinquent	3.17%	2.99%	3.25%	3.14%
30-59 Days Delinquent	1.00%	1.01%	0.98%	1.00%
60-89 Days Delinquent	0.76%	0.72%	0.69%	0.72%
90-119 Days Delinquent	0.60%	0.57%	0.55%	0.57%
120-149 Days Delinquent	0.51%	0.49%	0.47%	0.49%
150-179 Days Delinquent	0.45%	0.39%	0.40%	0.41%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$14.9	$15.0	$15.1	$15.0

Item 10 - Exhibits

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2010-2, for December 15, 2015 Payment Date.
99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2011-2, for December 15, 2015 Payment Date.
99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-2, for December 15, 2015 Payment Date.
99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-3, for December 15, 2015 Payment Date.
99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-6, for December 15, 2015 Payment Date.
99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for December 15, 2015 Payment Date.
99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2013-1, for December 15, 2015 Payment Date.
99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2014-1, for December 15, 2015 Payment Date.
99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-1, for December 15, 2015 Payment Date.
99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-2, for December 15, 2015 Payment Date.
99.11	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-3, for December 15, 2015 Payment Date.
99.12	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-4, for December 15, 2015 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: December 15, 2015	By: /s/ Joseph Ressa
Name: Joseph Ressa
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2010-2, for December 15, 2015 Payment Date.
99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2011-2, for December 15, 2015 Payment Date.
99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-2, for December 15, 2015 Payment Date.
99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-3, for December 15, 2015 Payment Date.
99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-6, for December 15, 2015 Payment Date.
99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for December 15, 2015 Payment Date.
99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2013-1, for December 15, 2015 Payment Date.
99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2014-1, for December 15, 2015 Payment Date.
99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-1, for December 15, 2015 Payment Date.
99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-2, for December 15, 2015 Payment Date.
99.11	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-3, for December 15, 2015 Payment Date.
99.12	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-4, for December 15, 2015 Payment Date.